Provisions - Summary of Provisions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Changes In Provisions [Line Items]
Opening balance	kr 11,588	kr 9,504
Additions	10,477	6,785
Balances regarding acquired business	0	1,050
Reversal of excess amounts	(1,540)	(2,038)
Charged to income statement	8,937	4,747
Utilization/Cash out	(8,566)	(4,573)
Reclassiﬁcations	(64)	575
Translation differences	(189)	285
Closing balance	11,706	11,588
Provisions, current	6,779	7,629
Provisions, non-current	4,927	3,959
Restructuring [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	669	639
Additions	6,082	400
Reversal of excess amounts	(112)	(54)
Utilization/Cash out	(2,866)	(338)
Reclassiﬁcations	(14)	(21)
Translation differences	(39)	43
Closing balance	3,720	669
Provisions, current	2,865	448
Provisions, non-current	855	221
Customer Related Provision [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	3,093	3,440
Additions	481	1,024
Reversal of excess amounts	(131)	(585)
Utilization/Cash out	(541)	(824)
Reclassiﬁcations	0	(31)
Translation differences	(45)	69
Closing balance	2,857	3,093
Provisions, current	984	1,215
Provisions, non-current	1,873	1,878
Suppliers Related Provision [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	722	1,231
Additions	849	561
Reversal of excess amounts	(416)	(960)
Utilization/Cash out	(138)	(144)
Reclassiﬁcations	(57)	32
Translation differences	(6)	2
Closing balance	954	722
Provisions, current	346	198
Provisions, non-current	608	524
Warranty [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	678	1,074
Additions	831	368
Reversal of excess amounts	0	(120)
Utilization/Cash out	(547)	(646)
Reclassiﬁcations	0	0
Translation differences	(6)	2
Closing balance	956	678
Provisions, current	705	572
Provisions, non-current	251	106
Other [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	5,441	1,529
Additions	824	4,129
Balances regarding acquired business		1,050
Reversal of excess amounts	(821)	(220)
Utilization/Cash out	(3,792)	(1,724)
Reclassiﬁcations	7	595
Translation differences	(24)	82
Closing balance	1,635	5,441
Provisions, current	977	4,554
Provisions, non-current	658	887
Provision for Share Based Payments [Member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	985	1,591
Additions	1,410	303
Reversal of excess amounts	(60)	(99)
Utilization/Cash out	(682)	(897)
Reclassiﬁcations	0	0
Translation differences	(69)	87
Closing balance	1,584	985
Provisions, current	902	642
Provisions, non-current	kr 682	kr 343